Summary of critical accounting judgments and key sources of estimation uncertainty - Loans Containing Embedded Derivatives and Net Pension Liabilities (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 11, 2020 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) Trigger	Jan. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 14, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from Convertible loans				$ 0	$ 0	$ 2,931
Conversion of Convertible Loans (Note 26.1)				24,148		24,148
Net pension liabilities				$ 2,110	$ 3,190	$ 3,557
Convertible loan
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 20,000
Borrowings maturity		2 years
Borrowings, interest rate		4.00%		7.45%
Proceeds from Convertible loans			$ 2,931				$ 17,069
Number of triggers | Trigger		3
Percentage probability of securing A2 financing	100.00%			90.00%			90.00%
Number of preferred shares issued in conversion (in shares) | shares	4,195,966
Conversion price (in USD per share) | $ / shares	$ 4.891
Subscription price per Series A2 preferred share (in USD per share) | $ / shares	$ 5.755
Conversion of Convertible Loans (Note 26.1)	$ 24,148
Kreos Convertible Loan
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 2,500
Valuation technique, Amended loan				The initial fair value of the Amended Convertible Loan was calculated as the combined value of the bond component of the loan (the debt to be repaid in normal course) and the conversion option component of the loan based on their expected discounted future cash flows and expected conversion value.
Kreos Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount								7,500
Valuation technique, Amended loan				The initial fair value of the Amended Term Loan was calculated using a discounted cash flow methodology.
Kreos loans
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 10,000
Description of reasons for transfers into Level 3 of fair value hierarchy, Amended loans				inputs into the fair value calculations of the Amended Loan, specifically volatility and discount rate, are classified as level 3 in the fair value hierarchy due to the use of unobservable inputs.